Deferred policy acquisition costs - FY (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement analysis of deferred policy acquisition costs [Roll Forward]
Balance, beginning of period		$ (4,050)	$ (1,696)	$ (3,763)	$ (3,763)	$ (789)
Balance, beginning of period	$ 5,515		0				$ 3,742
Policy acquisition costs deferred:
Direct commissions	7,119	6,765	20,967	19,534	26,142	23,524	18,406
Ceding commissions	(4,918)	(10,138)	(7,122)	(28,876)	(34,478)	(34,808)	(25,862)
Other underwriting and policy acquisition costs	830	833	2,256	2,435	3,013	2,364	1,778
Policy acquisition costs deferred	3,031	(2,540)	16,101	(6,907)	(5,323)	(8,920)	(5,678)
Amortization of net policy acquisition costs	(2,988)	2,309	(8,847)	6,389	7,390	5,946	1,147
Balance, end of period	0	$ (4,281)	0	$ (4,281)	(1,696)	$ (3,763)	$ (789)
Balance, end of period	$ 5,558		$ 5,558		$ 0